Income Taxes (Operating Loss Carryforwards And Tax Credit Carryforwards) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	¥ 302,033
Tax credit carryforwards	6,442
Fiscal Year Ending March 31, 2015 [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	1,808
Tax credit carryforwards	579
Fiscal Year Ending March 31, 2016 [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	47
Fiscal Year Ending March 31, 2017 [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	27
Fiscal Year Ending March 31, 2018 [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	31,619
Tax credit carryforwards	52
Fiscal Year Ending March 31, 2019 [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	6,412
Tax credit carryforwards	56
Fiscal Year Ending March 31, 2020 [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	34,370
Tax credit carryforwards	96
Fiscal Year Ending March 31, 2021 And Thereafter [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	216,288
Tax credit carryforwards	3,900
No Definite Expiration Date [Member]
Operating Loss And Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	11,536
Tax credit carryforwards	¥ 1,685